Accrued Expenses (Details) - USD ($)	Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Schedule of Accrued Expenses [Abstract]
Accrued licensing agreement fees	$ 65,000		$ 120,000		$ 182,009
Accrued services	1,118,872		600,339		31,186
Accrued issuance costs	30,933		28,083		22,015
Accrued payroll	256,926		223,195		28,252
Advances			50,000
Other	6,947	[1]		[1]	881
Total accrued expenses	$ 1,478,678		$ 1,021,617		$ 264,343

[1]	Accrued expenses include an obligation to issue stock options to a consultant that has met vesting requirements as of June 30, 2018 in the amount of $6,947. See Note 10 - Stock-Based Compensation for further detail.